Note 10 - Long-term Debt (Details) (USD $)	1 Months Ended	12 Months Ended							2 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			12 Months Ended
	Dec. 23, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 06, 2012	Dec. 31, 2013 Refinanced [Member]	Dec. 23, 2013 LPG Vessels [Member] Maximum [Member]	Oct. 31, 2013 LPG Vessels [Member] Maximum [Member]	Feb. 29, 2012 BNP Paribas [Member]	May 10, 2012 Emporiki Bank [Member]	Jan. 12, 2012 First Tranche [Member]	Sep. 30, 2013 First Tranche [Member]	Jun. 21, 2012 Second Tranche [Member]	Oct. 25, 2013 Second Tranche [Member]	Dec. 20, 2013 Lesser of [Member] Condition Met At Delivery [Member]	Dec. 20, 2013 Lesser of [Member] Condition Not Being Met [Member]	Dec. 31, 2013 Minimum [Member] Term Loan [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member] Term Loan [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Not To Exceed [Member]	Dec. 31, 2013 Numerator [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt		$ 45,212,500									$ 21,750,000	$ 36,762,500	$ 21,500,000	$ 8,450,000	$ 67,200,000	$ 62,400,000
Repayments of Debt		37,696,190							791,823	12,826,919
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition															70.00%	65.00%
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition															70.00%	65.00%
Long-term Debt, Excluding Current Maturities		311,605,457	309,564,768			31,611,307
Value to Loan Ratio																	125.00%		130.00%
Percentage of Total Debt To Total Maket Value Adjusted Assets																					80.00%
EBITDA to Interest Expense																						2.5
Cash					2,300,000
Percentage of Dividends Paid To Free Cash Flow																					50.00%
Debt Instrument, Basis Spread on Variable Rate																		0.70%		3.00%
Debt, Weighted Average Interest Rate		2.23%	2.39%	2.23%
Interest Expense, Debt		7,997,247	9,035,248	7,864,282
Interest Costs Capitalized		819,296	281,484	557,565
Line of Credit Facility, Amount Outstanding		62,400,000
Quarterly Commitment Fee Percentage		0.80%
Aggregate Indebtedness							$ 22,400,000	$ 21,700,000
Debt Instrument Number of Quarterly Installments	84 months